Subsequent events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended				0 Months Ended
	Dec. 31, 2013 Charters	Dec. 31, 2013 CMA CGM [Member] Charters	Mar. 19, 2014 Subsequent Events [Member]	Feb. 02, 2014 Subsequent Events [Member]	Mar. 19, 2014 Subsequent Events [Member] Private Placement [Member]	Mar. 19, 2014 Subsequent Events [Member] First Priority Secured Notes Due 2019 [Member]	Feb. 02, 2014 Subsequent Events [Member] CMA CGM [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Events [Member] CMA CGM [Member] Maximum [Member]	Feb. 02, 2014 Subsequent Events [Member] CMA CGM [Member] Minimum [Member]	Jan. 31, 2014 Subsequent Events [Member] CMA CGM [Member] Minimum [Member]
Subsequent Event [Line Items]
Daily Charter Rate				15,300			18,465	18,465	15,300	10,000
Aggregate principal amount					$ 420
Senior secured credit facility			$ 40.0
Interest rate						10.00%
Secured notes due, year						2019
Number of charters	4	4
New expiring period			2019-12				2019-12		2016-09